Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Commitments
millions of dollars 2024 2025 2026 2027 2028 Thereafter Total
Transportation
(1)
$

696 $

495 $

405 $

388 $

338 $

2,597 $

4,919
Purchased power
(2)

274

249

263

312

312

3,435

4,845
Fuel, gas supply and storage

556

215

62 -

5 -

838
Capital projects

778

111

70

1 -

-

960
Equity investment commitments
(3)

240 -

-

-

-

-

240
Other

154

147

56

46

35

221

659
$

2,698 $

1,217 $

856 $

747 $

690 $

6,253 $

12,461
(1) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.

Includes a commitment of
$ 134

million related to a gas transportation contract between PGS and SeaCoast through 2040.
(2) Annual requirement to purchase electricity production from IPPs or other utilities over varying contract lengths.
(3) Emera has a commitment to make equity contributions to the LIL related to an investment true up in 2024 and sustaining capital
contributions over the life of the partnership.

The commercial agreements between Emera and Nalcor require true ups to finalize the respective investment obligations of the parties in relation the Maritime Link and LIL which is expected to be approximately

$
240
million in 2024. In addition, Emera has future commitments to provide sustaining capital to the LIL for routine capital and major maintenance.